EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
EMPLOYEE DEFINED CONTRIBUTION PLAN
Total amount expensed as incurred for employee benefits	$ 16,338	98,904	56,999	25,191